Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 156,259	$ 153,913
Accumulated depreciation and amortization	(120,736)	(118,020)
Property and equipment, net	35,523	35,893
Depreciation expense	5,200	5,300	$ 5,400
Land and land improvements
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	16,421	17,435
Buildings
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	61,190	60,708
Equipment
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 78,648	$ 75,770